Cover	Apr. 05, 2023
Cover [Abstract]
Entity Registrant Name	Jubilant Flame International, LTD
Entity Central Index Key	0001517389
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 05, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2775885
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-173456
Entity Address Address Line 1	10F., Yunfeng Building
Entity Address Address Line 2	No. 478 Wuzhong Rd
Entity Address City Or Town	Shanghai
Entity Address Postal Zip Code	201103
City Area Code	86 21
Local Phone Number	64748888
Entity Address Country	CN